NOTE RECEIVABLE	6 Months Ended
Apr. 30, 2023
NOTE RECEIVABLE
NOTE RECEIVABLE

NOTE 5 – NOTE RECEIVABLE

The Company originated a note receivable to a third party in the principal amount of $7.5 million on January 29, 2021. This note had a maturity date of January 29, 2023 and the Company collected the note at maturity. The note bears a fixed interest rate of 2.0% per annum.

As of April 30, 2023 and October 31, 2022, the outstanding principal balance of the note was $0 and $7,500,000, respectively, and was recorded as “Note receivable” on the accompanying condensed consolidated balance sheets. The interest income related to this note was $37,808 and $73,973 for the six months ended April 30, 2023 and 2022, respectively, and was included in “Interest income” on the unaudited condensed consolidated statements of operations and comprehensive loss. As of April 30, 2023 and October 31, 2022, the outstanding interest balance related to the note was $0 and $262,192, respectively, and was included in “Interest receivable” on the accompanying condensed consolidated balance sheets.